Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 12.1%
$500,000	Affirm Asset Securitization Trust Series 2020-A, Class C, 6.230%, 2/18/2025[1,2]	$514,837
500,000	Anchorage Credit Funding 12 Ltd. Series 2020-12A, Class D, 5.927%, 10/25/2038[1,2]	502,500
	Aqua Finance Trust
150,000	Series 2020-AA, Class B, 2.790%, 7/17/2046[1,2]	152,947
150,000	Series 2020-AA, Class C, 3.970%, 7/17/2046[1,2]	155,473
500,000	CPS Auto Receivables Trust Series 2019-C, Class E, 4.300%, 7/15/2025[1,2]	514,738
125,000	Deephaven Residential Mortgage Trust Series 2017-3A, Class B1, 4.814%, 10/25/2047[1,2,3]	128,217
250,000	Mello Warehouse Securitization Trust Series 2019-2, Class G, 4.148% (1-Month USD Libor+400 basis points), 11/25/2052[1,2,4]	245,756
534,147	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 0.628% (1-Month USD Libor+48 basis points), 3/25/2037[2,4]	187,401
1,000,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class D, 7.128% (3-Month USD Libor+690 basis points), 8/20/2031[1,2,4]	1,005,033
500,000	Multifamily Connecticut Avenue Securities Trust Series 2020-01, Class CE, 7.648% (1-Month USD Libor+750 basis points), 3/25/2050[1,2,3,4]	442,419
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,3]	478,391
350,000	Upstart Securitization Trust Series 2019-3, Class C, 5.381%, 1/21/2030[1,2]	358,473
50,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.640%, 2/16/2027[1,2]	50,589
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,732,754)	4,736,774

Number of Shares
	CLOSED-END FUNDS — 27.7%
31,164	Aberdeen Emerging Markets Equity Income Fund, Inc.[5]	254,298
37,691	AllianzGI Convertible & Income Fund II	191,847
19,298	BlackRock New York Municipal Income Quality Trust[5]	263,032
13,561	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[5]	169,377
15,694	Calamos Long/Short Equity & Dynamic Income Trust	273,546
13,904	Clough Global Equity Fund[5]	190,763
26,949	Clough Global Opportunities Fund[5]	299,403
15,509	DTF Tax-Free Income, Inc.	231,084
118,838	Eaton Vance Floating-Rate Income Plus Fund[5]	1,847,931

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
72,418	Eaton Vance Senior Income Trust	$460,578
28,462	First Trust MLP and Energy Income Fund	165,364
16,724	First Trust New Opportunities MLP & Energy Fund	71,411
1	High Income Securities Fund	9
48,269	Invesco Dynamic Credit Opportunities Fund	518,409
6,267	Invesco High Income Trust II5	85,169
218,381	Invesco Senior Income Trust	869,156
30,541	Kayne Anderson NextGen Energy & Infrastructure, Inc.[5]	175,611
570	Miller/Howard High Dividend Fund	4,418
32,606	NexPoint Strategic Opportunities Fund	343,015
9,889	Nuveen Georgia Quality Municipal Income Fund[5]	129,249
9,006	Nuveen Maryland Quality Municipal Income Fund	127,075
44,589	Nuveen Michigan Quality Municipal Income Fund	658,134
13,295	Nuveen Municipal Credit Opportunities Fund	172,303
4,600	Nuveen New York Municipal Value Fund 2	68,218
32,447	PGIM Global High Yield Fund, Inc.[5]	471,455
86,345	PIMCO Energy & Tactical Credit Opportunities Fund	697,668
7,809	Pioneer Municipal High Income Advantage Trust	90,975
10,568	Pioneer Municipal High Income Trust	131,466
8,005	Royce Global Value Trust, Inc.	106,955
9,059	Source Capital, Inc.[5]	361,545
6,875	Special Opportunities Fund, Inc.[5]	96,800
39	Sprott Focus Trust, Inc.	269
296,450	Voya Prime Rate Trust[5]	1,325,131
	TOTAL CLOSED-END FUNDS
	(Cost $10,052,456)	10,851,664

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 20.7%
	Alternative Loan Trust
$44,983	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[2]	45,118
6,818,052	Series 2006-HY10, Class 1X, 0.475%, 5/25/2036[2,3]	87,653
256,860	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2]	161,935
151,946	American Home Mortgage Assets Trust Series 2007-1, Class A1, 1.309% (12MTA+70 basis points), 2/25/2047[2,4]	87,647
58,714	Banc of America Funding Trust Series 2007-A, Class 2A1, 0.312% (1-Month USD Libor+16 basis points), 2/20/2047[2,4]	55,320
173,653	Bear Stearns Trust Series 2005-7, Class 22A1, 3.152%, 9/25/2035[2,3]	136,979
435,914	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2]	344,903

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$935,453	CSMC Trust Series 2017-RPL3, Class B5, 4.675%, 8/1/2057[1,2,3]	$923,953
191,721	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR3, Class A6, 0.708% (1-Month USD Libor+56 basis points), 8/25/2036[2,4]	184,487
250,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[1,2]	252,975
258,048	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 0.328% (1-Month USD Libor+18 basis points), 1/25/2037[2,4]	242,286
	HarborView Mortgage Loan Trust
149,730	Series 2006-13, Class A, 0.331% (1-Month USD Libor+18 basis points), 11/19/2046[2,4]	125,773
91,077	Series 2006-14, Class 2A1A, 0.302% (1-Month USD Libor+15 basis points), 1/25/2047[2,4]	83,572
146,505	Homeward Opportunities Fund I Trust Series 2019-2, Class A3, 3.007%, 9/25/2059[1,2,3]	148,748
101,609	Impac CMB Trust Series 2004-10, Class 3A1, 0.848% (1-Month USD Libor+70 basis points), 3/25/2035[2,4]	99,019
2,222	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 3.750%, 6/25/2037[2,3]	1,976
542,797	IndyMac INDX Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.588% (1-Month USD Libor+44 basis points), 4/25/2046[2,4]	504,921
130,413	JP Morgan Alternative Loan Trust Series 2007-A2, Class 11A1, 0.328% (1-Month USD Libor+18 basis points), 6/25/2037[2,4]	91,113
714,408	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 2.750%, 11/25/2035[2,3]	681,654
	MASTR Alternative Loan Trust
546,663	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2]	359,455
268,507	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[2]	197,818
492,426	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.488% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,4]	255,728
	RALI Trust
151,027	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2]	147,400
226,598	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[2]	221,157
315,064	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2]	300,073
319,545	Series 2006-QO9, Class 1A3A, 0.348% (1-Month USD Libor+20 basis points), 12/25/2046[2,4]	287,220
200,595	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[2]	199,661

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$263,559	Series 2007-QO4, Class A1A, 0.338% (1-Month USD Libor+19 basis points), 5/25/2047[2,4]	$244,554
411,778	Residential Asset Securitization Trust Series 2006-A4, Class 2A1, 0.848% (1-Month USD Libor+70 basis points), 5/25/2036[2,4]	366,884
500,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1, Class B1, 3.827%, 1/28/2050[1,2,3]	504,282
	STACR Trust
243,166	Series 2018-HRP1, Class B2, 11.898% (1-Month USD Libor+1,175 basis points), 5/25/2043[1,2,4]	274,982
250,000	Series 2018-HRP2, Class M3, 2.548% (1-Month USD Libor+240 basis points), 2/25/2047[1,2,4]	251,452
234,000	Verus Securitization Trust Series 2019-INV2, Class B1, 4.452%, 7/25/2059[1,2,3]	230,952
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $8,325,931)	8,101,650

Number of Shares
	COMMON STOCKS — 11.2%
	APPLICATIONS SOFTWARE — 0.5%
2,295	RealPage, Inc.*	200,216
	COMMERCIAL SERVICES — 0.1%
1,200	HMS Holdings Corp.*	44,100
	COMMERCIAL SERVICES-FINANCE — 0.0%
1	Diginex Ltd.*,6	7
	COMPUTER SERVICES — 0.0%
1	American Virtual Cloud Technologies, Inc.*	6
	COMPUTER SOFTWARE — 0.3%
2,734	Slack Technologies, Inc. - Class A*,5	115,484
	DIAGNOSTIC EQUIPMENT — 0.1%
563	BioTelemetry, Inc.*	40,581
	INVESTMENT COMPANIES — 5.2%
32,486	Bain Capital Specialty Finance, Inc.	394,055
68,682	Barings BDC, Inc.[5]	631,874
139,716	Oaktree Specialty Lending Corp.	778,218
5,517	Oaktree Strategic Income Corp.	42,757

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INVESTMENT COMPANIES (Continued)
13,156	Owl Rock Capital Corp.	$166,555
		2,013,459
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.5%
2,996	Eaton Vance Corp.	203,518
	MEDICAL PRODUCTS — 0.7%
1,637	Varian Medical Systems, Inc.*,5	286,491
	OIL COMP-EXPLORATION & PRODUCTION — 0.0%
—[7]	CNX Resources Corp.*	1
	PROPERTY/CASUALTY INSURANCE — 0.6%
6,987	National General Holdings Corp.[5]	238,816
	RETAIL-JEWELRY — 0.6%
1,907	Tiffany & Co.	250,675
	SPECIFIED PURPOSE ACQUISITIONS — 2.6%
3,452	Agba Acquisition Ltd.*,5,6	36,246
5,878	Alussa Energy Acquisition Corp. - Class A*,5,6	59,133
4,148	Amplitude Healthcare Acquisition Corp. - Class A*,5	41,521
1,635	Brilliant Acquisition Corp.*,6	16,366
3,776	Burgundy Technology Acquisition Corp. - Class A*,6	39,308
574	Capstar Special Purpose Acquisition Corp. - Class A*	5,826
5,733	CC Neuberger Principal Holdings I - Class A*,6	62,146
3,962	Chardan Healthcare Acquisition 2 Corp.*	40,412
3,246	Churchill Capital Corp. II - Class A*,5	33,596
4,001	East Stone Acquisition Corp.*,5,6	40,250
746	Fusion Acquisition Corp. - Class A*	8,430
7,084	Greenrose Acquisition Corp.*,5	71,761
5,713	Greenvision Acquisition Corp.*,5	58,844
140	GS Acquisition Holdings Corp. II - Class A*	1,526
256	GX Acquisition Corp. - Class A*	2,816
5,036	Lionheart Acquisition Corp. II - Class A*	50,763
6,857	LIV Capital Acquisition Corp. - Class A*,5,6	68,433
6,824	Merida Merger Corp. I*,5	69,605
5,003	Mountain Crest Acquisition Corp.*	52,581
3,314	Osprey Technology Acquisition Corp. - Class A*,5	34,698
2,979	RedBall Acquisition Corp. - Class A*,6	32,441
2,738	Replay Acquisition Corp.*,5,6	28,475
154	SC Health Corp. - Class A*,5,6	1,578

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,156	Sustainable Opportunities Acquisition Corp. - Class A*,6	$23,199
1,386	Thunder Bridge Acquisition II Ltd. - Class A*,5,6	18,323
2,464	Tuscan Holdings Corp. II*,5	27,129
3,895	Vistas Media Acquisition Co., Inc. - Class A*	39,301
4,702	Yunhong International - Class A*,5,6	46,738
		1,011,445
	TOTAL COMMON STOCKS
	(Cost $4,101,190)	4,404,799

Principal Amount
	CORPORATE BONDS — 3.5%
	FINANCIALS — 3.5%
$300,000	Allegiance Bank 5.250% (3-Month USD Libor+303 basis points), 12/15/2027[1,2,3]	310,383
205,570	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[5,8]	204,007
300,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/2028[2,3]	304,783
300,000	Independent Bank Group, Inc. 5.000% (3-Month USD Libor+283 basis points), 12/31/2027[2,3]	297,773
250,000	Nationstar Mortgage Holdings, Inc. 5.500%, 8/15/2028[1,2]	262,969
		1,379,915
	TOTAL CORPORATE BONDS
	(Cost $1,331,909)	1,379,915

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 4.3%
	FINANCIALS — 4.3%
343	Capital Southwest Corp. 5.950%, 12/15/2022[2]	8,609
	First Eagle Alternative Capital BDC, Inc.
6,599	6.125%, 10/30/2023[2,5]	167,510
5,836	6.750%, 12/30/2022[2,5]	147,455
4,192	Monroe Capital Corp. 5.750%, 10/31/2023[2,5]	105,638
12,539	MVC Capital, Inc. 6.250%, 11/30/2022[2]	317,662
	Oxford Square Capital Corp.
14,692	6.500%, 3/30/2024[2,5]	367,153
2,042	6.250%, 4/30/2026[2,5]	51,336

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	FINANCIALS (Continued)
2,951	PennantPark Investment Corp. 5.500%, 10/15/2024[2,5]	$74,277
8,756	Portman Ridge Finance Corp. 6.125%, 9/30/2022[2,5]	219,688
4,958	Stellus Capital Investment Corp. 5.750%, 9/15/2022[2,5]	124,644
1,467	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[2,5]	36,983
1,800	WhiteHorse Finance, Inc. 6.500%, 11/30/2025[2,5]	46,278
		1,667,233
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $1,586,726)	1,667,233
	RIGHTS — 0.0%
3,452	Agba Acquisition Ltd., Expiration Date: February 13, 2021*,5,6	1,181
283	Big Rock Partners Acquisition Corp., Expiration Date: March 3, 2021*	368
1,635	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,6	572
4,001	East Stone Acquisition Corp., Expiration Date: November 3, 2021*,5,6	1,880
5,713	Greenvision Acquisition Corp., Expiration Date: August 20, 2022*,5	2,342
1	High Income Securities Fund, Expiration Date: January 22, 2021*,9	—
5,830	Mountain Crest Acquisition Corp., Expiration Date: September 24, 2022*	5,520
8,260	Stemline Therapeutics, Inc., Expiration Date: December 31, 2021*,9	2,726
4,702	Yunhong International, Expiration Date: November 3, 2021*,5,6	1,458
	TOTAL RIGHTS
	(Cost $2,726)	16,047
	UNITS — 0.9%
	SPECIFIED PURPOSE ACQUISITIONS — 0.9%
259	7GC & Co. Holdings, Inc.*	2,733
1,940	Americas Technology Acquisition Corp.*,6	19,943
3,234	Blue Water Acquisition Corp.*	33,310
1	Burgundy Technology Acquisition Corp.*,6	11
259	CF Acquisition Corp. IV*	2,665
665	Corner Growth Acquisition Corp.*,6	6,949
2,024	Dune Acquisition Corp.*	20,645
4,701	Far Peak Acquisition Corp.*,6	48,655
465	Fintech Acquisition Corp. V*	4,976
1	Fusion Acquisition Corp.*	12
269	Golden Falcon Acquisition Corp.*	2,798
2	GS Acquisition Holdings Corp. II*	23
194	Healthcare Services Acquisition Corp.*	1,983

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,293	KINS Technology Group, Inc.*	$13,305
1,564	Live Oak Acquisition Corp. II*	16,969
1,552	PropTech Investment Corp. II*	16,684
2	RedBall Acquisition Corp.*,6	23
2,327	Rodgers Silicon Valley Acquisition Corp.*	31,066
665	ScION Tech Growth I*,6	6,876
3,940	Seven Oaks Acquisition Corp.*	40,779
160	Spartan Acquisition Corp. II*	1,728
3,768	Ventoux CCM Acquisition Corp.*	38,810
3,405	Viveon Health Acquisition Corp.*	34,969
		345,912
	TOTAL UNITS
	(Cost $326,899)	345,912
	WARRANTS — 0.2%
1,303	180 Life Sciences Corp., Expiration Date: November 7, 2025*	449
3,452	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,5,6	1,726
2,939	Alussa Energy Acquisition Corp., Expiration Date: October 31, 2026*,5,6	3,615
2,074	Amplitude Healthcare Acquisition Corp., Expiration Date: December 1, 2026*,5	3,007
999	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,6	729
1,888	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*,6	3,587
287	Capstar Special Purpose Acquisition Corp., Expiration Date: July 9, 2027*	405
1,911	CC Neuberger Principal Holdings I, Expiration Date: December 31, 2025*,6	4,491
3,962	Chardan Healthcare Acquisition 2 Corp., Expiration Date: March 5, 2025*	3,922
1,082	Churchill Capital Corp. II, Expiration Date: July 24, 2024*,5	2,132
849	CIIG Merger Corp., Expiration Date: December 31, 2026*,5	6,919
1,252	Crescent Acquisition Corp., Expiration Date: March 7, 2024*,5	1,840
2,550	East Stone Acquisition Corp., Expiration Date: December 31, 2026*,5,6	1,683
373	Fusion Acquisition Corp., Expiration Date: June 1, 2027*	955
7,084	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*,5	7,051
5,713	Greenvision Acquisition Corp., Expiration Date: October 28, 2024*,5	4,171
35	GS Acquisition Holdings Corp. II, Expiration Date: August 20, 2025*	90
1,120	GX Acquisition Corp., Expiration Date: May 24, 2026*,5	3,226
10,072	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,5	7,957
2,518	Lionheart Acquisition Corp. II, Expiration Date: February 14, 2026*	2,845
6,857	LIV Capital Acquisition Corp., Expiration Date: January 10, 2025*,5,6	4,800
3,412	Merida Merger Corp. I, Expiration Date: November 7, 2026*,5	3,412
1,657	Osprey Technology Acquisition Corp., Expiration Date: December 30, 2024*,5	2,436
993	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,6	2,224
1,369	Replay Acquisition Corp., Expiration Date: April 8, 2024*,5,6	2,527
77	SC Health Corp., Expiration Date: August 21, 2024*,5,6	104

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,078	Sustainable Opportunities Acquisition Corp., Expiration Date: June 26, 2025*,6	$2,426
1,232	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*,5	2,895
2,364	Vincera Pharma, Inc., Expiration Date: December 24, 2025*,5	7,801
3,895	Vistas Media Acquisition Co., Inc., Expiration Date: August 1, 2026*	3,349
2,351	Yunhong International, Expiration Date: January 31, 2027*,5,6	1,434
	TOTAL WARRANTS
	(Cost $0)	94,208
	SHORT-TERM INVESTMENTS — 18.5%
7,227,224	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 0.030%[10]	7,227,224
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,227,224)	7,227,224
	TOTAL INVESTMENTS — 99.1%
	(Cost $37,687,815)	38,825,426
	Assets in Excess of Other Liabilities — 0.9%	340,266
	TOTAL NET ASSETS — 100.0%	$39,165,692
	SECURITIES SOLD SHORT — (7.3)%
	COMMON STOCKS — (0.4)%
	FINANCIALS — (0.3)%
(1,747)	Morgan Stanley	(119,722)
	TECHNOLOGY — (0.1)%
(212)	Salesforce.com, Inc.*	(47,176)
	TOTAL COMMON STOCKS
	(Proceeds $156,409)	(166,898)
	EXCHANGE-TRADED FUNDS — (6.9)%
(69,050)	Invesco Senior Loan ETF	(1,538,434)
(8,855)	iShares iBoxx High Yield Corporate Bond ETF	(773,041)
(3,373)	SPDR Bloomberg Barclays High Yield Bond ETF	(367,455)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $2,614,943)	(2,678,930)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,771,352)	$(2,845,828)

ETF — Exchange-Traded Fund

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,710,069, which represents 19.69% of total net assets of the Fund.
[2] Callable.
[3] Variable rate security.

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

[4] Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $5,153,320.
[6] Foreign security denominated in U.S. Dollars.
[7] Amount represents less than 0.5 shares.
[8] Convertible security.
[9] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Net Assets. The total value of these securities is $2,726.
[10] The rate is the annualized seven-day yield at period end.